INVESTMENTS (DERIVATIVES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,058	$ 776
Derivative Asset, Fair Value, Net	119	76
Derivative Liability, Fair Value, Net	208	131
Gain (losses) reported in net earnings (losses)	(6)	(2)
Derivative Instrument Detail [Abstract]
Cash and securities collateral for derivative contract	90	58
Equity Contracts Options
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,058	776
Derivative Asset, Fair Value, Net	119	76
Derivative Liability, Fair Value, Net	30	20
Gain (losses) reported in net earnings (losses)	66	18
Collateral
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	0
Derivative Asset, Fair Value, Net	0	0
Derivative Liability, Fair Value, Net	90	58
Gain (losses) reported in net earnings (losses)	0	0
Net Investment Income (Loss)
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	66	18
MSO and IUL indexed features’ liability
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	0
Derivative Asset, Fair Value, Net	0	0
Derivative Liability, Fair Value, Net	88	53
Gain (losses) reported in net earnings (losses)	(72)	(20)
Derivative
Derivative Instrument Detail [Abstract]
Gain (loss) on sale of derivatives	42	(2)	$ 6
Unrealized gain (loss) on derivatives	$ 24	$ 20	$ (15)